Minimum Rental Payments Required Under Noncancelable Operating Lease Agreements (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	¥ 811
2014	726
2015	515
2016	318
2017	233
2018 and after	135
Total	¥ 2,738